Summary of Significant Accounting Policies (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net realizable value of inventories					$ 0
Impairment losses for intangible assets				$ 2,377,000
Fixed annual fee term				10 years
Other long-lived assets impairment losses				$ 0	0
Equity method investments in impairment				$ 14,100,000	$ 0
Tax benefit rate	0.00%		0.03%	(0.08%)	0.00%
Change in fair value of warrant liabilities	$ (118,615,000)			$ 345,413,000
Earnout shares (in Shares) | shares		1,937,500
Reconciling percentage				5.00%
Total revenue	$ 1,516,000		$ 9,194,000	$ 18,244,000	$ 15,950,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Change in fair value of warrant liabilities				$ 3,000,000
Falcon’s Creative Group [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers	1
Total revenue	$ 14,700,000
Pubco [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit rate				50.00%
Two Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue percentage		10.00%		10.00%	10.00%
Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue			3,200,000
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue		$ 11,100,000		$ 11,100,000	$ 8,900,000
Accounts receivable, net	$ 1,800,000
Number of customers	1
Total revenue	$ 1.5		$ 5,400,000
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%		10.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	100.00%
One Customer [Member] | Customer Concentration Risk [Member] | Falcon’s Creative Group [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Second Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue		3,600,000		3,600,000	4,800,000
Third Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue		2,100,000		2,100,000
Three Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net		$ 600,000		$ 600,000	$ 2,600,000
Accounts receivable, net percentage		86.00%		86.00%	77.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares				1,937,500
Class A Common Stock [Member] | 2023 Incentive Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, capital shares reserved (in Shares) | shares		939,330		939,330
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares				75,562,500